Offerings	Feb. 26, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 350,000,000
Fee Rate	0.00014%
Amount of Registration Fee	$ 48,335
Offering: 2
Offering:
Fee Previously Paid	false
Offering: 3
Offering:
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Offering: 4
Offering:
Rule 457(o)	true
Offering: 5
Offering:
Maximum Aggregate Offering Price	$ 130,856,668
Offering: 6
Offering:
Amount of Registration Fee	$ 18,071
Offering Note
(1)

An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, this registration statement also covers an indeterminate amount of the identified classes of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)	Includes rights to acquire common stock or preferred stock of the registrant under any shareholder rights plan then in effect, if applicable under the terms of any such plan.
(3)

Estimated solely for the purpose of calculating the registration fee. The aggregate maximum offering price of all securities issued pursuant to this registration statement will not exceed $350,000,000.

(4)	Calculated pursuant to Rule 457(o) under the Securities Act.
(5)

This amount includes the registration fee of $18,071 previously paid in connection with the offering, issuance and sale of up to $150,000,000 of the registrant’s common stock pursuant to this registration statement and a sales agreement, dated as of June 5, 2025, by and between the registrant and Jefferies LLC. The $350,000,000 of securities registered pursuant to this registration statement includes $130,856,668 of shares of common stock previously registered pursuant to this registration statement on November 28, 2025.